May 4, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

RE:	The Dreyfus/Laurel Funds Trust
-Dreyfus Core Value Fund
-Dreyfus High Yield Fund
(the “Funds”)

File No: 33-43846 and 811-524

Dear Sir/Madam,

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 147 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 30, 2009.

     Please address any comments or questions to the attention of the undersigned at (212) 922-8297.

Sincerely,

/s/ Tanya Philepoua
Tanya Philepoua,
Legal Assistant